SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended		12 Months Ended
	Jan. 19, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Number shares	Dec. 31, 2020 USD ($) shares	Apr. 20, 2022 shares	Jan. 01, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Payments to acquire businesses, gross		$ 250,000
Notes payable		$ 3,533,586		$ 3,491,764	$ 1,157,805
Common stock shares issued | shares		954,561		122,044	65,308
Share-based compensation expense		$ 798,690	680,444	$ 968,470	$ 1,349,646
Gain on share-based compensation expense			$ 680,440
Cash and cash equivalents, at carrying value				$ 0	$ 0
Income tax, likelihood description				The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement
Number of operating segments | Number				1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment				3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment				7 years
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Retained earnings		$ 439,857
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member]
Property, Plant and Equipment [Line Items]
Business combination, consideration transferred	$ 3,400,000
Payments to acquire businesses, gross	250,000
Payment for contingent consideration liability, investing activities	250,000
Outstanding cash	500,000
Repayments of obligation related to equivalent	2,400,000
Common stock shares issued | shares						380,952
Asset Purchase Agreement [Member] | Centurion Holdings I LLC [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Notes payable	$ 2,900,000						$ 2,900,000